Label	Element	Value
MassMutual Select T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated July 1, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective August 1, 2021, the following information will replace similar information for the Funds found in the Prospectus in the section titled Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select T. Rowe Price Retirement 2025 Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	MassMutual Select T. Rowe Price Retirement 2025 Fund (page 47 of the Prospectus)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component3OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.39%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 668
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component3OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 851
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component3OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,147
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component3OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,436

[1]	The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.
[2]	Management Fees, Other Expenses, and Acquired Fund Fees and Expenses have been restated to reflect current fees.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2023, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.39%, 0.55%, 0.80%, and 1.05% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.